Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Oct. 01, 2010 Predecessor	Dec. 31, 2009 Predecessor
Operating Activities
Net income	$ 105	$ 154	$ 996	$ 184
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	73	316	207	352
Asset Impairments	0	66	4	9
Equity in net income of non-consolidated affiliates, net of dividends remitted	(41)	(122)	(92)	(38)
Loss on debt extinguishment		24
Deconsolidation gains		(8)		(95)
Pension and OPEB, net	(146)		(41)	(215)
Reorganization expenses, net			(933)	60
Other non-cash items	44	35	61	(12)
Changes in assets and liabilities:
Accounts receivable	(53)	(102)	(79)	(127)
Inventories	5	(33)	(75)	33
Accounts payable	174	(25)	55	79
Income taxes deferred and payable, net		(5)	12	47
Other assets and other liabilities	(7)	(125)	(95)	(136)
Net cash provided from operating activities	154	175	20	141
Investing Activities
Capital expenditures	(92)	(258)	(117)	(151)
Cash associated with deconsolidations		(52)		(11)
Acquisitions of joint venture interests		(29)	(3)	(30)
Proceeds from divestitures and assets sales	16	14	45	69
Other		(6)
Net cash used by investing activities	(76)	(331)	(75)	(123)
Financing Activities
Short-term debt, net	6	17	(9)	(19)
Cash restriction, net	16	51	43	(133)
Proceeds from (payments on) DIP facility, net of issuance costs			(75)	71
Proceeds from rights offering, net of issuance costs		(33)	1,190
Proceeds from issuance of debt, net of issuance costs		503	481	57
Principal payments on debt	(61)	(513)	(1,651)	(173)
Other	(1)	(28)	(21)	(62)
Net cash used by financing activities	(40)	(3)	(42)	(259)
Effect of exchange rate changes on cash	1	(23)	1	23
Net (decrease) increase in cash and equivalents	39	(182)	(96)	(218)
Cash and equivalents at beginning of period	866	905	962	1,180
Cash and equivalents at end of period	905	723	866	962
Supplemental Disclosures:
Cash paid for interest	5	51	179	126
Cash paid for income taxes, net of refunds	$ 20	$ 127	$ 83	$ 77